STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
SUMMARY OF STOCK OPTION

The following represents a summary of options:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	3,930,000	$0.0052	-	$-

Granted	-	-	3,930,000	0.0052
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Ending balance	3,930,000	$0.0052	3,930,000	$0.0052
Intrinsic value of options	$5,874,475		$6,267,475

Weighted Average Remaining Contractual Life (Years)	9.31		9.81

The following represents a summary of options as of December 31, 2020 and 2019:

	December 31, 2020		December 31, 2019
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	-	$-	-	$-

Granted	3,930,000	0.0052	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Ending balance	3,930,000	$0.0052	-	$-
Intrinsic value of options	$6,267,475		$-

Weighted Average Remaining Contractual Life (Years)	9.81

SCHEDULE OF COMMON STOCK WARRANTS

The following schedule summarizes the changes in the Company’s common stock warrants:

			Weighted		Weighted
	Warrants Outstanding		Average		Average
	Number	Exercise	Remaining	Aggregate	Exercise
	Of	Price	Contractual	Intrinsic	Price
	Shares	Per Share	Life	Value	Per Share

Balance at December 31, 2019	1,329,272	$0.001	4.87 years	$-	$0.001

Warrants granted	-	$-	-		$
Warrants exercised	-	$-	-		$
Warrants expired/cancelled	-	$-	-		$

Balance at December 31, 2020	1,329,272	$0.001	3.87 years	$2,125,506	$0.001

Warrants granted	1,980,039	$0.001-2.00	-		$
Warrants exercised/exchanged	-	$-	-		$
Warrants expired/cancelled	(419,127)	$-	-		$

Balance at June 30, 2021	2,880,184	$0.001-2.00	2.72 years	$3,414,248	$0.42

Exercisable at June 30, 2021	2,333,168	$0.001-2.00	2.73 years	$2,594,272	$0.52

SCHEDULE OF EACH OPTION WARRANT ESTIMATED USING THE BLACK-SCHOLES VALUATION MODEL

Changes to these inputs could produce a significantly higher or lower fair value measurement. The fair value of each option/warrant is estimated using the Black-Scholes valuation model. The following assumptions were used for the three months ended March 31, 2021 and year ended December 31, 2020:

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Expected term	3 years	-
Expected volatility	100-214%	-
Expected dividend yield	-	-
Risk-free interest rate	0.15-0.58%	-